Off-balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.21	12.31.20
Agreed Credits	54,380,064	50,012,860
Documentary Export and Import Credits	5,946,482	3,747,888
Guarantees Granted	11,539,426	19,107,614
Liabilities for Foreign Trade Operations	872,522	1,383,759

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.21	12.31.20
For Agreed Credits	87,366	29,332
For Documentary Export and Import Credits	79,211	157,877
For Guarantees Granted	33,839	108,784

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.21	12.31.20
Other Preferred Guarantees Received	16,764	99,452
Other Guarantees Received	533,240	430,557

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.21	12.31.20
Values to be Debited	9,333,650	10,567,975
Values to be Credited	10,577,694	15,877,301
Values for Collection	143,871,686	128,598,377

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.21	12.31.20
Trust Funds	9,955,990	13,253,439
Securities Held in Escrow	1,803,674,978	1,214,072,600